Investment Held in Trust Account (Details) - Spartacus Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
U.S. Money Market [Member]
Investment Held in Trust Account (Details) [Line Items]
Investments in trust account	$ 203,007,413
Assets Held-in-trust, Noncurrent		$ 5,071
U.S. Treasury Securities [Member]
Investment Held in Trust Account (Details) [Line Items]
Assets Held-in-trust, Noncurrent		$ 203,023,911